Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	50 years
Transportation Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	the shorter of the estimated useful life or the lease term, which is 3 to 5 years
Minimum [Member] | Building Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Laboratory Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Other Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Building Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Laboratory Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Maximum [Member] | Other Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years